Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2022	2021
DB pension	(193)	(223)
DC pension	(118)	(113)
OPEBs	(2)	(2)
Less:
Capitalized benefit plans cost	64	72
Total post-employment benefit plans service cost	(249)	(266)

Components of post-employment benefit plans financing cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING INCOME (COST)

FOR THE YEAR ENDED DECEMBER 31	2022	2021
DB pension	84	11
OPEBs	(33)	(31)
Total net return (interest) on post-employment benefit plans	51	(20)

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2022	2021
Cumulative gains (losses) recognized directly in equity, January 1	419	(2,014)
Actuarial gains in other comprehensive income(1)	894	3,020
Increase in the effect of the asset limit in other comprehensive income(2)	(328)	(587)
Cumulative gains recognized directly in equity, December 31	985	419
(1)The cumulative actuarial gains recognized in the statement of comprehensive income are $1,699 million at December 31,  2022.
(2)The cumulative increase in the effect of the asset limit recognized in the statement of comprehensive income is $714 million at December 31, 2022.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2022	2021	2022	2021	2022	2021
Post-employment benefit obligations, January 1	(24,544)	(27,149)	(1,457)	(1,600)	(26,001)	(28,749)
Current service cost	(193)	(223)	(2)	(2)	(195)	(225)
Interest on obligations	(770)	(697)	(44)	(39)	(814)	(736)
Actuarial gains(1)	4,856	2,137	294	113	5,150	2,250
Benefit payments	1,366	1,396	70	71	1,436	1,467
Employee contributions	(9)	(9)	—	—	(9)	(9)
Other	(1)	1	1	—	—	1
Post-employment benefit obligations, December 31	(19,295)	(24,544)	(1,138)	(1,457)	(20,433)	(26,001)
Fair value of plan assets, January 1	28,040	27,785	351	344	28,391	28,129
Expected return on plan assets(2)	875	708	11	8	886	716
Actuarial (losses) gains (1)	(4,227)	766	(29)	4	(4,256)	770
Benefit payments	(1,366)	(1,396)	(70)	(71)	(1,436)	(1,467)
Employer contributions	81	168	64	65	145	233
Employee contributions	9	9	—	—	9	9
Transfers to DC plans	(57)	—	—	—	(57)	—
Other	—	—	—	1	—	1
Fair value of plan assets, December 31	23,355	28,040	327	351	23,682	28,391
Plan asset (deficit)	4,060	3,496	(811)	(1,106)	3,249	2,390
Effect of asset limit	(980)	(652)	—	—	(980)	(652)
Interest on effect of asset limit	(21)	—	—	—	(21)	—
Post-employment benefit asset (liability), December 31	3,059	2,844	(811)	(1,106)	2,248	1,738
Post-employment benefit assets	3,559	3,472	—	—	3,559	3,472
Post-employment benefit obligations	(500)	(628)	(811)	(1,106)	(1,311)	(1,734)
(1)Actuarial (losses) gains include experience losses of ($4,729) million in 2022 and gains of $907 million in 2021.
(2)The actual (loss) return on plan assets was ($3,370) million or (11.6%) in 2022 and $1,486 million or 5.7% in 2021.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2022	2021	2022	2021	2022	2021	2022	2021
Present value of post-employment benefit obligations	(18,741)	(23,872)	(1,461)	(1,840)	(231)	(289)	(20,433)	(26,001)
Fair value of plan assets	23,291	27,979	391	412	—	—	23,682	28,391
Plan surplus (deficit)	4,550	4,107	(1,070)	(1,428)	(231)	(289)	3,249	2,390
Effect of asset limit	(1,001)	(652)	—	—	—	—	(1,001)	(652)
Post-employment benefit asset (liability)	3,549	3,455	(1,070)	(1,428)	(231)	(289)	2,248	1,738
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

Disclosure of significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2022	2021

Post-employment benefit obligations
Discount rate	5.3%	3.2%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.3	23.3
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2022	2021

Net post-employment benefit plans cost
Discount rate	3.4%	2.9%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.3	23.2
(1)Cost of living indexation rate is only applicable to DB pension plans.

Healthcare cost trend rates and sensitivity analysis
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	3	(3)
Post-employment benefit obligations	75	(65)
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2022 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2022 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(83)	72	(1,022)	1,123
Cost of living indexation rate	0.5%	46	(38)	907	(752)
Life expectancy at age 65	1 year	29	(31)	612	(634)

Post-employment benefit plan assets
The following table shows the target allocations for 2022 and the allocation of our post-employment benefit plan assets at December 31, 2022 and 2021.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2022	December 31, 2022	December 31, 2021
Equity securities	0%-40%	15%	16%
Debt securities (1)	50%-100%	52%	61%
Alternative investments (1)	0%-50%	33%	23%
Total		100%	100%
(1)We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.
The following table shows the fair value of the DB pension plan assets for each category.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Observable markets data
Equity securities
Canadian	824	952
Foreign	2,555	3,436
Debt securities
Canadian	9,904	13,643
Foreign (1)	1,537	2,033
Money market	739	1,466
Non-observable markets inputs
Alternative investments
Private equities (1)	1,017	976
Hedge funds	1,374	1,208
Real estate and infrastructure (1)	4,297	3,576
Private debt (1)	1,048	695
Other	60	55
Total	23,355	28,040
(1)We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2022	2021	2022	2021	2022	2021
Contributions/payments	(81)	(168)	(59)	(114)	(64)	(65)